ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS

Description of subsidiaries incorporated and controlled by the Company:

Name of Company	Place of Incorporation	Attributable equity interest %	Registered/ Issued capital
VS MEDIA Holdings Limited	BVI	100	$20
VSM Holdings Limited	BVI	100	$1,774
VS MEDIA PTE. LTD.	Singapore	100	$1
VS Media Co Limited	BVI	100	$1,000
VS Media Limited	HK SAR	100	$—	*
VS Communication Limited (formerly GRACE CREATION LIMITED)	HK SAR	100	$—	*
VS MEDIA LIMITED	Taiwan	100	$198,288
MLINK Limited	Macau SAR	100	$64,103

*	Less than $1